Pension and Postretirement Benefit Plans and Defined Contribution Plans - Amounts Expected to be Amortized into Net Periodic Benefit Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ 330
Prior service credits and other	(7)
Total	(324)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	46
Prior service credits and other	(2)
Total	(44)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	133
Prior service credits and other	(7)
Total	(126)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	40
Prior service credits and other	(123)
Total	$ 84